TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2018
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
7.	TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2018	2017

Trade creditors	1,333,890	65,049
Accrued research and development expenses	333,645	493,307

Accrued corporate personnel expenses	-	345
Accrued professional fees	183,795	261,232

Other accrued expenses	192,726	50,355
Other Payables	11,191	22,146

Total	2,055,247	892,434